Payments, by Category - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 983,100,000	$ 3,418,050,000	$ 67,930,000	$ 9,040,000	$ 12,450,000	$ 4,490,570,000